UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03031
Morgan Stanley Tax Free Daily Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York                        10036
    (Address of principal executive offices)                    (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

Item 1	— Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

(unaudited)

For the six months ended June 30, 2011

Market Conditions

State and local tax collections rose in the first half of 2011 as an expanding economy and tax increases passed during the recession eased city and state budget woes. State governments collect most of their revenue from sales and income taxes, which can fall fast in response to recessions but also snap back quickly. By contrast, local governments continue to struggle in large part because falling property values have depressed property taxes, their primary source of tax revenue.

June 30 marked the end of most state and local governments’ fiscal years. Almost all state and local governments are required by their constitutions or charters to pass balanced budgets. All but one state (Minnesota) passed their budgets before the start of fiscal year 2012. Furthermore, state tax revenues have grown in each of the past five quarters, and some states have made progress on the pension reform front. Given the improving credit picture for states and the lack of a significant default in the first half of 2011, the number of headlines about municipal credit risk has declined.

In response to budget pressures, most states have shown both an ability and willingness to raise taxes and cut expenditures. There have been various solutions so far including $23.9 billion of tax increases for fiscal year 2010. Spending cuts, as measured by the Rockefeller Institute, can be hard to quantify but have shown to be both widespread and deep. The Center on Budget Practice and Policies counted cuts in health care across 31 states, services to elderly and disabled across 29 states, K-12 education cuts in 33 states and cuts to higher education in 33 states. In addition, employee furloughs have been widespread and municipalities have employed temporary solutions to bridge gaps.

In keeping with the political shift toward fiscal tightening, municipal bond issuance remains about half of what it was last year, with volume for the first six months of 2011 down almost 44% relative to the same period in 2010. Variable rate demand note (VRDN) issuance so far in 2011 has totaled $4.6 billion through June, more than 45 percent below the total sales for the same period last year.

Performance Analysis

As of June 30, 2011, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $2.0 billion and an average portfolio maturity of 25 days. For the six-month period ended June 30, 2011, the Fund provided a total return of 0.00 percent. For the seven-day period ended June 30, 2011, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.40 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.40 percent (non-subsidized), while its 30-day moving average yield for June was 0.01 percent (subsidized) and –0.38 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Despite much improved market liquidity and strong demand for bonds, it is clearly a time for careful diligence and diversification of investment portfolios. Protecting the safety and liquidity of the Portfolio’s assets remained our first priority. In the recent uncertain markets, our emphasis has been on managing exposure to institutions under stress.

Recent economic data has been sending mixed signals and many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, we believe that rates are likely to remain low through 2011. Moreover, while it may be difficult politically, simply practicing fiscal austerity should be enough for states to overcome near term fiscal challenges. Raising taxes and cutting services should prove to be enough, budgets will likely be passed and state finances will likely improve as the economy continues to recover. During this period of ongoing uncertainty, we continue to maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/11
Weekly Variable Rate Bonds	65.8%
Daily Variable Rate Bonds	13.6
Commercial Paper	7.7
Put Option Bonds	6.0
Closed-End Investment Companies	4.4
Municipal Bonds & Notes	2.5

MATURITY SCHEDULE as of 06/30/11
1–30 Days	89.7%
31–60 Days	1.9
61–90 Days	0.3
91–120 Days	0.1
121+ Days	8.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Investment Adviser seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

(unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/11 – 06/30/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			01/01/11 –
	01/01/11	06/30/11	06/30/11
Actual (0.00% return)	$1,000.00	$1,000.00	$0.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.95	$0.85

@	Expenses are equal to the Fund’s annualized expense ratio of 0.17% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.54%.

Investment Advisory Agreement Approval

(unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s management fee and total expense ratio were lower than its peer group average. After discussion, the Board concluded that (i) the Fund’s performance was acceptable, and (ii) the Fund’s management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the

Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Weekly Variable Rate Bonds (69.2%)
	Alaska (0.0%)
$1,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.05%	07/07/11	12/01/40	$1,000,000

	Arizona (0.9%)
	Arizona Health Facilities Authority,
1,000	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.19	07/07/11	01/01/30	1,000,000
10,000	Banner Health Ser 2008 G	0.06	07/07/11	01/01/29	10,000,000
6,500	Mesa, Utility Systems Ser 2011 ROCs II-R Ser 11959X	0.09	07/07/11	01/01/19	6,500,000

					17,500,000

	California (6.6%)
15,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.06	07/07/11	06/01/41	15,000,000
	California Statewide Communities Development Authority,
23,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.07	07/07/11	11/01/40	23,000,000
20,000	Kaiser Permanente Ser 2002 E	0.06	07/07/11	11/01/36	20,000,000
20,600	Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-5	0.05	07/07/11	07/01/35	20,600,000
22,315	Metropolitan Water District of Southern California, Water 2008 Ser A-1	0.04	07/07/11	07/01/37	22,315,000
12,800	RBC Municipal Products Trust Inc, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.09	07/07/11	03/01/34	12,800,000
19,600	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.06	07/07/11	10/01/38	19,600,000

					133,315,000

	Colorado (2.6%)
	Colorado Springs,
2,255	Utilities System Sub Lien Ser 2005 A	0.08	07/07/11	11/01/35	2,255,000
14,945	Utilities System Sub Lien Ser 2009 C	0.09	07/07/11	11/01/28	14,945,000
10,000	Sheridan Redevelopment Agency, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.20	07/07/11	12/01/29	10,000,000
22,000	University of Colorado Hospital Authority, Ser 2011 A	0.06	07/07/11	11/15/41	22,000,000
3,600	Westminster Economic Development Authority, Tax Increment Mandalay Gardens Urban Renewal Ser 2009	0.20	07/07/11	12/01/28	3,600,000

					52,800,000

	Delaware (0.1%)
2,425	Delaware Economic Development Authority, Archmere Academy, Inc. Ser 2006	0.08	07/07/11	07/01/36	2,425,000

	Florida (8.0%)
1,000	Florida State Board Of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.08	07/07/11	06/01/35	1,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Gainesville,
$25,395	Utilities System 2007 Ser A	0.06%	07/07/11	10/01/36	$25,395,000
26,300	Utilities System 2008 Ser B	0.07	07/07/11	10/01/38	26,300,000
	Highlands County Health Facilities Authority,
3,300	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.06	07/07/11	11/15/21	3,300,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	07/07/11	11/15/27	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	07/07/11	11/15/29	1,000,000
1,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.06	07/07/11	11/15/30	1,000,000
32,575	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.05	07/07/11	11/15/33	32,575,000
3,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.06	07/07/11	11/15/37	3,000,000
16,840	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.08	07/07/11	11/15/26	16,840,000
17,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.08	07/07/11	11/15/26	17,500,000
	JEA,
23,100	District Energy System Ser 2004 A	0.07	07/07/11	10/01/34	23,100,000
1,210	Electric System Sub Ser 2008 D	0.05	07/07/11	10/01/38	1,210,000
7,000	Orlando Utilities Commission, Utility System Ser 2008-1	0.06	07/07/11	10/01/33	7,000,000
1,250	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.08	07/07/11	11/01/38	1,250,000

					161,470,000

	Georgia (0.0%)
1,000	Main Street Natural Gas, Inc., Gas Ser 2010 A	0.09	07/07/11	08/01/40	1,000,000

	Illinois (2.6%)
30,600	Cook County, Ser 2002 B	0.09	07/07/11	11/01/31	30,600,000
21,825	J P Morgan Chase & Co., Illinois Finance Authority University of Chicago Medical Center Ser 2011 C PUTTERs Ser 3907	0.11	07/07/11	02/15/19	21,825,000

					52,425,000

	Indiana (7.0%)
	Indiana Finance Authority,
46,135	Indiana University Health Obligated Group Ser 2011 B	0.06	07/07/11	03/01/33	46,135,000
14,210	Indiana University Health Obligated Group Ser 2011 G	0.06	07/07/11	03/01/21	14,210,000
3,560	Sisters of St Francis Health Services, Inc. Ser 2008 I	0.07	07/07/11	11/01/37	3,560,000
32,960	Trinity Health Ser 2008 D-1	0.06	07/07/11	12/01/34	32,960,000
30,650	Trinity Health Ser 2008 D-2	0.06	07/07/11	12/01/34	30,650,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
$2,000	Indiana Health Facility Financing Authority, IN	0.06%	07/07/11	11/15/39	$2,000,000
12,000	RBC Municipal Products Trust Inc, Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23	0.09	07/07/11	03/01/36	12,000,000

					141,515,000

	Iowa (0.4%)
9,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.08	07/07/11	06/01/23	9,000,000

	Kansas (2.3%)
	Kansas Department of Transportation,
36,600	Highway Ser 2002 C-1	0.03	07/07/11	09/01/19	36,600,000
10,000	Highway Ser 2008 A-4	0.03	07/07/11	09/01/14	10,000,000

					46,600,000

	Maryland (0.6%)
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.05	07/07/11	02/15/43	1,000,000
11,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Ser 2008 B	0.07	07/07/11	07/01/41	11,100,000

					12,100,000

	Massachusetts (7.1%)
62,070	Massachusetts, Refg 1997 Ser B	0.11	07/07/11	08/01/15	62,070,000
12,100	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.03	07/07/11	01/01/39	12,100,000
7,600	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.08	07/07/11	07/01/40	7,600,000
1,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.09	07/07/11	01/15/14	1,000,000
	Massachusetts Water Resources Authority,
12,500	Gen Ser 2008 A-2	0.05	07/07/11	08/01/37	12,500,000
31,200	Gen Ser 2008 A-3	0.06	07/07/11	08/01/37	31,200,000
8,000	Gen Ser 2008 F	0.05	07/07/11	08/01/29	8,000,000
8,550	Multi-Modal Sub 1999 Ser B	0.06	07/07/11	08/01/28	8,550,000

					143,020,000

	Michigan (2.2%)
24,095	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.06	07/07/11	11/01/18	24,095,000
21,400	University of Michigan Regents, General Ser 2008 B	0.03	07/07/11	04/01/28	21,400,000

					45,495,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Missouri (1.1%)
$1,930	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.12%	07/07/11	06/01/39	$1,930,000
	Missouri Health & Educational Facilities Authority,
3,000	BJC Health System Ser 2008 B	0.06	07/07/11	05/15/38	3,000,000
8,300	BJC Health System Ser 2008 D	0.05	07/07/11	05/15/38	8,300,000
2,800	BJC Health System Ser 2008 E	0.05	07/07/11	05/15/38	2,800,000
3,000	Sisters of Mercy Health System Ser 2008 D-4	0.07	07/07/11	06/01/37	3,000,000
2,400	Sisters of Mercy Health System Ser 2008 E	0.07	07/07/11	06/01/39	2,400,000

					21,430,000

	Nebraska (2.2%)
45,370	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.09	07/07/11	08/01/39	45,370,000

	New Mexico (0.5%)
5,390	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.07	07/07/11	12/15/26	5,390,000
1,380	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.10	07/07/11	08/01/34	1,380,000
2,995	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.09	07/07/11	11/01/39	2,995,000

					9,765,000

	New York (5.3%)
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM)	0.15	07/07/11	06/15/36	4,000,000
37,500	Metropolitan Transportation Authority, Ser 2005 E Subser E-1	0.13	07/07/11	11/01/35	37,500,000
5,500	New York City Municipal Water Finance Authority, Second General Fiscal 2010 Ser CC	0.03	07/07/11	06/15/41	5,500,000
25,000	New York State Dormitory Authority, New York City Court Facilities Ser 2005 B	0.10	07/07/11	05/15/39	25,000,000
34,550	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.09	07/07/11	01/01/32	34,550,000

					106,550,000

	North Carolina (2.5%)
546	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.15	07/07/11	01/15/47	546,000
22,395	Charlotte, Water & Sewer System Ser 2002 C	0.06	07/07/11	06/01/25	22,395,000
	North Carolina Medical Care Commission,
1,750	FirstHealth of the Carolinas Ser 2008 A	0.08	07/07/11	10/01/28	1,750,000
1,000	Novant Health Obligated group Ser 2004 A	0.10	07/07/11	11/01/34	1,000,000
1,600	Novant Health Obligated Group Ser 2004 B	0.08	07/07/11	11/01/34	1,600,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
$3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC)	0.10%	07/07/11	11/01/34	$3,000,000
3,450	Piedmont Triad Airport Authority, Ser 2008 A	0.06	07/07/11	07/01/32	3,450,000
17,300	Wake County, Ser 2004 B	0.06	07/07/11	04/01/21	17,300,000

					51,041,000

	Ohio (0.4%)
1,950	Columbus, Sewer Ser 2008 B	0.05	07/07/11	06/01/32	1,950,000
2,900	Franklin County, OhioHealth Corp Ser 2009 A	0.05	07/07/11	11/15/41	2,900,000
	Ohio,
2,175	Common Schools Ser 2005 B	0.05	07/07/11	03/15/25	2,175,000
1,710	Common Schools Ser 2006 B	0.06	07/07/11	06/15/26	1,710,000

					8,735,000

	Oregon (1.5%)
	Oregon Facilities Authority,
2,375	PeaceHealth Ser 2008 A	0.07	07/07/11	08/01/34	2,375,000
27,300	PeaceHealth Ser 2008 C	0.06	07/07/11	05/01/47	27,300,000

					29,675,000

	Pennsylvania (5.8%)
45,490	Delaware River Port Authority, Ser 2008 B	0.06	07/07/11	01/01/26	45,490,000
4,285	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.10	07/07/11	11/01/30	4,285,000
47,080	Philadelphia, Water & Wastewater Ser 2005 B	0.06	07/07/11	08/01/18	47,080,000
	RBC Municipal Products Trust Inc,
1,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.09	07/07/11	11/01/11	1,000,000
17,770	Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22	0.09	07/07/11	12/01/38	17,770,000
1,130	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.10	07/07/11	06/01/29	1,130,000

					116,755,000

	South Carolina (0.2%)
2,555	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.10	07/07/11	09/01/28	2,555,000
	South Carolina Jobs – Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.08	07/07/11	02/01/35	1,000,000
995	AnMed Health Ser 2009 C	0.08	07/07/11	02/01/33	995,000

					4,550,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Tennessee (0.9%)
$5,900	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Ser 2005 A-2	0.03%	07/07/11	10/01/44	$5,900,000
	Sevier County Public Building Authority,
1,685	Local Government Public Improvement Ser VI-A-1	0.10	07/07/11	06/01/29	1,685,000
10,500	Local Government Public Improvement Ser VII-B-1	0.11	07/07/11	06/01/32	10,500,000

					18,085,000

	Texas (5.2%)
802	Austin Trust, Tarrant County Cultural Education Facilities Finance Corp Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.15	07/07/11	02/15/36	802,000
7,600	Barclays Capital Municipal Trust Receipts, North Texas Tollway Authority Special Projects System Ser 2011 A Floater-TRs Ser 18B	0.10	07/07/11	09/01/41	7,600,000
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.09	07/07/11	12/01/33	4,500,000
990	Harris County Hospital District, Senior Lien Ser 2010	0.09	07/07/11	02/15/42	990,000
1,600	Harris County Industrial Development Corporation, Baytank, Inc. Ser 1998	0.07	07/07/11	02/01/20	1,600,000
	Houston,
5,000	Combined Utility System First Lien Ser 2004 B	0.08	07/07/11	05/15/34	5,000,000
25,700	Combined Utility System First Lien Ser 2004 B4	0.09	07/07/11	05/15/34	25,700,000
1,000	RBC Municipal Products Trust Inc, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.09	07/07/11	05/15/34	1,000,000
10,000	Texas Transportation Commission, Mobility Fund Ser 2007 Eagle #20070090 Class A	0.09	07/07/11	04/01/37	10,000,000
	University of Texas Regents,
3,400	Financing System Ser 2007 B	0.03	07/07/11	08/01/33	3,400,000
10,955	Permanent University Fund Ser 2008 A	0.03	07/07/11	07/01/38	10,955,000
33,700	Permanent University Fund Ser 2008 A	0.04	07/07/11	07/01/37	33,700,000

					105,247,000

	Utah (0.7%)
6,000	Murray City, IHC Health Services, Inc. Ser 2003 B	0.05	07/07/11	05/15/36	6,000,000
7,365	Utah Water Finance Agency, Ser 2008 B	0.09	07/07/11	10/01/37	7,365,000

					13,365,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Virginia (1.8%)
	Capital Beltway Funding Corporation of Virginia,
$8,900	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.05%	07/07/11	12/31/47	$8,900,000
14,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.06	07/07/11	12/31/47	14,000,000
5,600	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2000	0.04	07/07/11	01/01/30	5,600,000
7,000	Virginia College Building Authority, University of Richmond Ser 2004	0.06	07/07/11	08/01/34	7,000,000

					35,500,000

	Washington (0.4%)
750	Barclays Capital Municipal Trust Receipts, King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC)	0.10	07/07/11	01/01/39	750,000
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.09	07/07/11	01/01/12	4,800,000
3,170	King County, Limited Tax Sewer Ser 2010 A	0.06	07/07/11	01/01/40	3,170,000

					8,720,000

	Wisconsin (0.3%)
1,000	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.10	07/07/11	08/15/37	1,000,000
995	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.09	07/07/11	09/01/40	995,000
1,090	Rhinelander, YMCA of the Northwoods Ser 2006	0.14	07/07/11	05/01/32	1,090,000
3,050	Wisconsin Health & Educational Facilities Authority, Concordia University Inc Ser 2009	0.09	07/07/11	05/01/39	3,050,000

					6,135,000

	Total Weekly Variable Rate Bonds (Cost $1,400,588,000)				1,400,588,000

	Daily Variable Rate Bonds (14.3%)
	Alabama (1.7%)
34,400	Southeast Alabama Gas District, Supply Ser 2007 A	0.11	07/01/11	08/01/27	34,400,000

	Colorado (0.9%)
18,440	Denver City & County, Ser 2008 A1 COPs	0.03	07/01/11	12/01/29	18,440,000

	Michigan (1.2%)
	University of Michigan Regents,
4,700	General Ser 2008 A	0.03	07/01/11	04/01/38	4,700,000
20,000	Hospital Ser 2005 A	0.03	07/01/11	12/01/35	20,000,000

					24,700,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	New York (3.3%)
$23,000	New York City, Fiscal 2008 Ser J Subser J-3	0.06%	07/01/11	08/01/23	$23,000,000
23,020	New York City Municipal Water Finance Authority, Second General Fiscal 2007 Ser CC-1	0.03	07/01/11	06/15/38	23,020,000
20,000	New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser 1 Subser 1D	0.03	07/01/11	11/01/22	20,000,000

					66,020,000

	South Carolina (0.8%)
16,060	Columbia, Waterworks & Sewer System Ser 2009	0.06	07/01/11	02/01/38	16,060,000

	Texas (5.4%)
55,000	Harris County Cultural Education Facilities Financing Corporation, Methodist Hospital System Ser 2008 C-1	0.03	07/01/11	12/01/24	55,000,000
	Harris County Health Facilities Development Corporation,
26,000	Methodist Hospital System Ser 2008 A-1	0.03	07/01/11	12/01/41	26,000,000
10,500	Methodist Hospital System Ser 2008 A-2	0.03	07/01/11	12/01/41	10,500,000
18,120	Texas Water Development Board, State Revolving Fund Sub Lien Ser 2007 A	0.04	07/01/11	07/15/19	18,120,000

					109,620,000

	Utah (1.0%)
20,000	Utah Transit Authority, Sales Tax Ser 2006 B	0.03	07/01/11	06/15/36	20,000,000

	Total Daily Variable Rate Bonds (Cost $289,240,000)				289,240,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE

	Commercial Paper (8.1%)
	California (1.2%)
25,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I	0.36%	0.36%	11/10/11	25,000,000

	Florida (1.7%)
25,000	Gainesville, Utilities System Ser C	0.15	0.15	07/20/11	25,000,000
10,000	JEA, Electric System Sub Ser 2000 B	0.27	0.27	08/08/11	10,000,000

					35,000,000

	Maryland (0.4%)
7,850	Montgomery County, 2010 Ser B BANs	0.20	0.20	08/05/11	7,850,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE
	Minnesota (1.5%)
	Rochester,
$10,000	Health Care Facilities Mayo Foundation Ser 2000 A	0.10%	0.10%	07/19/11	$10,000,000
10,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.25	0.25	08/25/11	10,000,000
10,000	Health Care Facilities Mayo Foundation Ser 2000 C	0.11	0.11	07/18/11	10,000,000

					30,000,000

	Nebraska (1.0%)
10,000	Lincoln, Lincoln Electric System Ser 1995	0.26	0.26	07/21/11	10,000,000
10,000	Nebraska Public Power District, Ser B Notes	0.26	0.26	07/21/11	10,000,000

					20,000,000

	Texas (1.8%)
	Harris County Cultural Education Facilities Finance Corporation,
2,000	Methodist Hospital System Ser 2009 C-1	0.36	0.36	11/17/11	2,000,000
1,100	Methodist Hospital System Ser 2009 C-1	0.37	0.37	08/04/11	1,100,000
	Harris County, TX,
2,000	Methodist Hospital System Ser 2009 C-2	0.30	0.30	08/17/11	2,000,000
2,000	Methodist Hospital System Ser 2009 C-2	0.30	0.30	09/06/11	2,000,000
20,000	Houston, Ser E-1	0.27	0.27	07/27/11	20,000,000
10,000	Texas Municipal Power Agency, Ser 2005 A	0.15	0.15	07/20/11	10,000,000

					37,100,000

	Washington (0.5%)
10,000	King County, Sewer Ser A	0.20	0.20	07/07/11	10,000,000

	Total Commercial Paper (Cost $164,950,000)				164,950,000

		COUPON	DEMAND
		RATE (a)	DATE (b)

	Put Option Bonds (6.3%)
	Florida (0.3%)
5,000	Orlando Utilities Commission, Utility System Window Ser 2011 A	0.20%	01/26/12	10/01/27	5,000,000
1,500	Palm Beach County Solid Waste Authority, Improvement Ser 2010	1.00	01/12/12	10/01/31	1,508,780

					6,508,780

	Illinois (0.1%)
1,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	11/01/30	1,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Massachusetts (0.0%)
$555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.18%	01/26/12	07/01/30	$555,000

	Minnesota (0.3%)
5,000	RBC Municipal Products Trust Inc, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.18	08/11/11	11/15/47	5,000,000

	New York (4.5%)
2,000	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	12/01/50	2,000,000
90,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A-2	0.35	02/01/12	12/01/49	90,000,000

					92,000,000

	Texas (1.0%)
13,000	J P Morgan Chase & Co., Texas Ser 2010 TRANs PUTTERs Ser 3813	0.06	07/01/11	08/31/11	13,000,000
8,000	Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Window Ser 2011 B	0.22	07/07/11	11/15/50	8,000,000

					21,000,000

	Virginia (0.1%)
500	Fairfax County Industrial Development Authority, Inova Health System Window Ser 2020 A-1	0.21	01/26/12	05/15/39	500,000
205	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 B	0.21	01/26/12	11/01/34	205,000
250	Norfolk Economic Development Authority, Sentara Healthcare Window Ser 2010 C	0.21	01/26/12	11/01/34	250,000

					955,000

	Total Put Option Bonds (Cost $127,018,780)				127,018,780

	Closed-End Investment Companies (4.6%)
	Arizona (0.3%)
6,000	BlackRock MuniYield Arizona Fund, Inc., VRDP Ser W-7 (AMT)	0.29	07/07/11	06/01/41	6,000,000

	Michigan (1.1%)
23,000	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY), VRDP Ser W-7 (AMT)	0.29	07/07/11	04/01/41	23,000,000

	New Jersey (0.5%)
10,000	BlackRock MuniYield New Jersey Quality Fund, Inc., VRDP Ser W-7 (AMT)	0.30	07/07/11	07/01/41	10,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE (a)	DATE (b)	DATE	VALUE
	Pennsylvania (0.6%)
$12,500	BlackRock MuniYield Pennsylvania Quality Fund, VRDP Ser W-7 (AMT)	0.29%	07/07/11	06/01/41	$12,500,000

	Multi-State (2.1%)
7,600	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT)	0.26	07/07/11	06/01/40	7,600,000
12,000	Nuveen Premier Municipal Income Fund Inc, VRDP Ser 1-1277 (AMT)	0.29	07/07/11	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund Inc, VRDP Ser 1-2525 (AMT)	0.29	07/07/11	05/05/41	23,000,000

					42,600,000

	Total Closed-End Investment Companies (Cost $94,100,000)				94,100,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE

	Municipal Bonds & Notes (2.7%)
	California (1.4%)
5,000	Los Angeles, Ser 2011 TRANs, dtd 07/12/11 (c)	2.50%	0.33%	04/30/12	5,086,550
	Los Angeles County,
7,000	2011-2012 Ser A TRANs, dtd 07/01/11 (c)	2.50	0.32	02/29/12	7,100,660
10,000	2011-2012 Ser B TRANs, dtd 07/01/11 (c)	2.50	0.34	03/30/12	10,160,900
6,000	Los Angeles County Schools Pooled Financing Program, Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11 (c)	2.00	0.46	06/29/12	6,091,440

					28,439,550

	Georgia (0.1%)
2,000	Cobb County, Ser 2011 TANs, dtd 04/06/11	1.25	0.30	12/30/11	2,009,440

	Michigan (0.1%)
1,000	Michigan, Fiscal 2011 Ser A, dtd 11/04/10	2.00	0.43	09/30/11	1,003,905

	Missouri (0.1%)
2,000	St Louis, General Fund Ser 2011 TRANs, dtd 07/07/11 (c)	2.00	0.38	06/29/12	2,031,560

	New York (0.5%)
10,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11 (c)	2.00	0.35	07/12/12	10,163,900

	Texas (0.5%)
5,000	San Antonio, Independent School District Unlimited Tax Refunding Bonds Ser 2001 B (pre-refunded 8/15/11@100), dtd 08/01/01	5.38	0.32	08/15/11	5,031,024

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE
$5,000	Texas, Ser 2010 TRANs, dtd 08/31/10	2.00%	0.37%	08/31/11	$5,013,565

					10,044,589

	Total Municipal Bonds & Notes (Cost $53,692,944)				53,692,944

	Total Investments (Cost $2,129,589,724) (d)			105.2%	2,129,589,724
	Liabilities in Excess of Other Assets			(5.2)	(105,014,522)

	Net Assets			100.0%	$2,024,575,202

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at June 30, 2011.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Security purchased on a when-issued basis.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $2,129,589,724)	$2,129,589,724
Cash	78,336
Receivable for:
Shares of beneficial interest sold	20,896,991
Interest	518,381
Prepaid expenses and other assets	18,153

Total Assets	2,151,101,585

Liabilities:
Payable for:
Investments purchased	102,706,115
Shares of beneficial interest redeemed	23,443,093
Shareholder servicing fee	85,151
Administration fee	85,151
Transfer agent fee	72,759
Investment advisory fee	11,817
Accrued expenses and other payables	122,297

Total Liabilities	126,526,383

Net Assets	$2,024,575,202

Composition of Net Assets:
Paid-in-capital	$2,024,649,980
Dividends in excess of net investment income	(74,925)
Accumulated net realized gain	147

Net Assets	$2,024,575,202

Net Asset Value Per Share 2,024,558,595 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements continued

Statement of Operations
For the six months ended June 30, 2011 (unaudited)

Net Investment Income:
Income
Interest Income	$847,498
Dividends from affiliate	474

Total Income	847,972

Expenses
Investment advisory fee (Note 3)	1,748,956
Shareholder servicing fee (Note 4)	487,298
Administration fee (Note 3)	243,649
Transfer agent fees and expenses	73,013
Professional fees	40,713
Registration fees	14,158
Shareholder reports and notices	14,082
Trustees’ fees and expenses	5,955
Custodian fees	5,654
Other	18,752

Total Expenses	2,652,230
Less: amounts waived/reimbursed	(1,839,311)

Net Expenses	812,919

Net Investment Income	35,053
Net Realized Gain	290

Net Increase	$35,343

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2011	DECEMBER 31, 2010
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$35,053	$24,496
Net realized gain	290	717

Net Increase	35,343	25,213

Dividends to shareholders from net investment income	(48,719)	(24,479)
Net increase (decrease) from transactions in shares of beneficial interest	1,786,616,046	(51,172,110)

Net Increase (Decrease)	1,786,602,670	(51,171,376)
Net Assets:
Beginning of period	237,972,532	289,143,908

End of Period (Including dividends in excess of net investment income of $74,925 and $61,259, respectively)	$2,024,575,202	$237,972,532

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Tax-Free Daily Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non-taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “other expenses” in the Statement of Operations. Each of the tax years in the four-year period ended December 31, 2010 remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities or designates such assets as segregated on a Fund’s records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JUNE 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments
Weekly Variable Rate Bonds	$1,400,588,000	—	$1,400,588,000	—
Daily Variable Rate Bonds	289,240,000	—	289,240,000	—
Commercial Paper	164,950,000	—	164,950,000	—
Put Option Bonds	127,018,780	—	127,018,780	—
Closed-End Investment Companies	94,100,000	—	94,100,000	—
Municipal Bonds & Notes	53,692,944	—	53,692,944	—

Total	$2,129,589,724	—	$2,129,589,724	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of June 30, 2011, the Fund did not have any investments transfer between investment levels.
3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund’s operating expenses by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These fee waivers and/or expense reimbursements are expected to continue for at least one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.
4. Shareholder Services Plan
Pursuant to a Shareholder Services Plan (the “Plan”), the Fund may pay Morgan Stanley Distributors Inc. (the “Distributor”) as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2011, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Investment Adviser and Administrator have agreed to waive/reimburse all or a portion of the Fund’s shareholder servicing fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended June 30, 2011, the Distributor waived $243,649, and the Investment Adviser waived $1,595,662. These fee waivers and/or expense reimbursements are expected to continue for one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

5. Security Transactions and Transactions with Affiliates
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended June 30, 2011 is as follows:

Value	Purchases	Sales	Dividend	Value
December 31, 2010	at cost	Proceeds	Income	June 30, 2011
$0	$535,600,000	$535,600,000	$474	$0

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2011, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,114. At June 30, 2011, the Fund had an accrued pension liability of $60,284, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2011	DECEMBER 31, 2010
	(unaudited)

Shares sold	3,324,106,580	306,085,492
Shares issued in reinvestment of dividends	48,220	24,468

	3,324,154,800	306,109,960
Shares Redeemed	(1,537,538,754)	(357,282,070)

Net increase (decrease) in shares outstanding	1,786,616,046	(51,172,110)

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2010, the Fund had temporary book/tax differences primarily attributable to nondeductible expenses.
8. Expense Offset
The Fund has entered into an arrangement with State Street (“Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “expense offset” in the Statement of Operations.
9. Accounting Pronouncement
In May 2011, FASB issued Accounting Standards Update (“ASU”) 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2011 (unaudited) continued

10. Subsequent Event
Effective July 31, 2011, the Board of Trustees of the Fund has approved (i) changing the investment adviser of the Fund from Morgan Stanley Investment Advisors Inc. to Morgan Stanley Investment Management Inc., and (ii) changing the distributor of the Fund from Morgan Stanley Distributors Inc. to Morgan Stanley Distribution, Inc. In connection with this approval, there will be no change in the nature of the services currently provided to the Fund through their existing advisory and distribution relationships.

Morgan Stanley Tax-Free Daily Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2011		2010		2009		2008		2007	2006
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.017		0.031	0.029
Less dividends from net investment income	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.017	)(2)	(0.031)	(0.029)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return	0.00	%(6)(7)	0.01%		0.02%		1.67%		3.16%	2.90%
Ratios to Average Net Assets:
Total expenses(3)	0.17	%(8)	0.30	%(4)	0.48	%(4)(5)	0.61	%(4)(5)	0.61%	0.61%
Net investment income(3)	0.01	%(8)	0.01	%(4)	0.02	%(4)(5)	1.64	%(4)(5)	3.10%	2.85%
Rebate from Morgan Stanley affiliate	—		0.00	%(6)	0.00	%(6)	0.00	%(6)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$2,024,575		$237,973		$289,144		$451,476		$428,174	$397,788

(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Investment Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME (LOSS) RATIO
June 30, 2011	0.54%	(0.36)%
December 31,2010	0.74	(0.43)
December 31,2009	0.77	(0.27)
December 31,2008	0.72	1.53
December 31,2007	0.73	2.98
December 31,2006	0.72	2.74

(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.04% and 0.05% for the years ended 2009 and 2008, respectively.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday – Friday between 8 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What if an affiliated company becomes a nonaffiliated third party?
If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

Morgan Stanley Tax-Free Daily Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company, Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2011 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Tax-Free Daily Income Trust

Semiannual
Report

June 30, 2011

DSTSAN
IU11-01639P-Y06/11

Item 2.	Code of Ethics.
Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.
Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services
Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.

Item 9.	Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.

Item 10.	Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11.	Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax Free Daily Income Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
August 25, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 25, 2011

3